EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Statutory Surplus Reserve Activity [Table Text Block]
For the years ended December 31, 2015, 2014 and 2013, statutory surplus reserve activity was as follows:

	December 31,
	2015	2014	2013
	US$	US$	US$

● Balance – beginning of year	76,260	76,260	75,489
● Addition to statutory reserves	-	-	771
● Balance – end of year	76,260	76,260	76,260

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company valued the stock options using the Black-Scholes model with the following assumptions:

				Grant Date
Expected	Expected	Dividend	Risk Free	Fair Value
Terms (years)	Volatility	Yield	Interest Rate	Per share
5-5.75	126% - 228%	0%	0.73% - 1.65%	$1.22 - $5.15

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following is a summary of the option activity:

		Weighted average	Aggregate
Stock options	Shares	exercise price	intrinsic value
Outstanding as of December 31, 2013	442,000	$1.63	$994,160
Granted	131,000
Forfeited	(31,000)
Exercised	(134,000)
Outstanding as of December 31, 2014	408,000	$2.89	$(63,320)
Granted	349,000
Forfeited	(12,000)
Exercised	(25,000)
Outstanding as of December 31, 2015	720,000	$2.36	$(68,670)

Schedule of Share-based Compensation Shares Authorized Under Stock Option Plans by Exercise Price Range [Table Text Block]
Following is a summary of the status of options outstanding and exercisable at December 31, 2015:

Outstanding options			Exercisable options
Average exercise price	Number	Average remaining contractual life (years)	Average exercise price	Number	Average remaining contractual life (years)
$1.45	146,000	1.00	$1.45	87,000	1.00

$2.3	94,000	2.77	$2.3	37,600	2.77

$5.31	131,000	3.64	$5.31	26,200	3.64

$1.64	349,000	1.60	$1.64	-	1.6